                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

         -----------------------------------------------------------------------
1.       Name and address of issuer:    Collaborative Investment Series Trust
        				8000 Town Center Drive Suite 400
      					Broadview Heights, OH 44147
         -----------------------------------------------------------------------
2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [ ]
                              The SPAC and New Issue ETF
			      The De-SPAC ETF
                              The Short De-SPAC ETF
                              Rareview Dynamic Fixed Income ETF
                              Rareview Tax Advantaged Income ETF

         -----------------------------------------------------------------------
3.       Investment Company Act File Number: 811-23306


         Securities Act File Number: 333-221072


         -----------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:
                                                              September 30, 2021

         -----------------------------------------------------------------------
4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


         -----------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


         -----------------------------------------------------------------------

         ----------------------------------------------------------------------
5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                    $354,526,339
                                                                    -----------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                      $159,831,989
                                                        ----------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:       $       -0-
                                                        ----------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                      $159,831,989
                                                                    -----------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                   $194,694,350
                                                                      ---------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use
                 in future  years -- if Item 5(i) is
                 ---------- less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:  $        -0-
                                                        ------------
         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee.  (See Instruction C.9):                        x .0000927
                                                                      ---------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                       =$18,048.17
                                                                      =========
         -----------------------------------------------------------------------
6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

         -----------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                        +$ 4.45
                                                                      ---------
          ----------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$18,052.62
                                                                      ---------
          ----------------------------------------------------------------------
9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository:

              Method of Delivery:

                               [XX]   Wire Transfer
                               [  ]   Mail or other means

          ----------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bill McCormick
                           -----------------------------------------
                           Treasurer
                           -----------------------------------------

Date   January 7, 2022
    ----------------------

  *Please print the name and title of the signing officer below the signature.